CONSOLIDATED STATEMENTS OF FINANCIAL POSITION	Mar. 31, 2026 USD ($)	Mar. 31, 2026 HKD ($)	Mar. 31, 2025 HKD ($)
Non-current assets
Property, plant and equipment
Right-of-use assets
Deferred offering costs			1,643
Prepayments, deposits and other receivables	98	766	105
Total Non-current assets	98	766	1,748
Current assets
Inventories	2,951	23,020	34,705
Prepayments, deposits and other receivables	296	2,309	536
Trade receivables - net	8,282	64,600	14,704
Bank balances - client accounts	124	965	54,503
Bank balances and cash	944	7,360	6,084
Total current assets	12,597	98,254	110,532
Total assets	12,695	99,020	112,280
SHAREHOLDERS’ EQUITY
Subscription receivables			(10)
Additional paid-in capital	4,814	37,550	9
Other reserves	3,081	24,034	23,827
Retained earnings	3,180	24,817	14,658
Total equity	11,078	86,421	38,503
Current liabilities
Trade payables	238	1,858	55,829
Other payables and accruals	272	2,121	3,078
Lease liabilities - current portion
Loan from a former related company			150
Amount due to a director	412	3,204	3,407
Tax payables	695	5,416	11,313
Total liabilities	1,617	12,599	73,777
Total shareholders’ equity and liabilities	12,695	99,020	112,280
Class A Ordinary [Member]
SHAREHOLDERS’ EQUITY
Ordinary stock value	1	9	9
Class B Ordinary [Member]
SHAREHOLDERS’ EQUITY
Ordinary stock value	$ 2	$ 11	$ 10